ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accrued Liabilities [Abstract]
Accounts payable to vendors	$ 68,202	$ 95,444	$ 69,938
Payroll taxes payable	33,780	24,727	11,092
Accrued salaries and bonuses	87,773	320,667	59,500
Accrued interest on notes payable to related party	51,981	11,872	0
	$ 241,736	$ 452,710	$ 390,530